Debt - Summary of Non-convertible Debt Outstanding (Details) $ in Thousands, € in Millions	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2014 EUR (€)
Debt Instrument [Line Items]
Unamortized loan discount and issuance costs		$ (754)
Total debt obligation carrying amount		37,081
Italian Economic Development Agency Loan
Debt Instrument [Line Items]
Total debt obligation carrying amount		1,400	€ 1.2
Non-convertible Debt
Debt Instrument [Line Items]
Total debt obligation	$ 36,664	37,835
Unamortized loan discount and issuance costs	(705)	(754)
Total debt obligation carrying amount	35,959	37,081
Current portion	2,001	1,950
Long-term portion	33,958	35,131
Non-convertible Debt | Italian Economic Development Agency Loan
Debt Instrument [Line Items]
Total debt obligation	344	525
Non-convertible Debt | Intesa Sanpaolo Loan 1
Debt Instrument [Line Items]
Total debt obligation	8,097	8,507
Non-convertible Debt | Intesa Sanpaolo Loan 2
Debt Instrument [Line Items]
Total debt obligation	5,557	5,672
Non-convertible Debt | Horizon 2020 Loan
Debt Instrument [Line Items]
Total debt obligation	477	486
Non-convertible Debt | RIF Shareholders Loan
Debt Instrument [Line Items]
Total debt obligation	16,672	17,015
Non-convertible Debt | UniCredit Loan
Debt Instrument [Line Items]
Total debt obligation	$ 5,517	$ 5,630